Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	ALASKA AIR GROUP, INC.
Entity Central Index Key	0000766421
Amendment Flag	false
Current Fiscal Year End Date
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8957
Entity Tax Identification Number	91-1292054
Title of 12(b) Security	Common stock, $0.01 par value
Security Exchange Name	NYSE
Trading Symbol	ALK
Entity Address, Address Line One	19300 International Boulevard
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98188
City Area Code	206
Local Phone Number	392-5040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false